Net Loss Per Share (Details) - Schedule of the calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ 25,103	$ 19,260	$ (79,540)	$ (74,407)
Less: deemed dividend related to the exchange of Preferred Stock Series D-3A for Preferred Stock Series D-3				(3,182)
Net loss attributable to common stockholders			$ (79,540)	$ (77,589)
Denominator:
Weighted average shares outstanding – Basic and Dilutive (in Shares)	12,527,229	11,872,698	12,104,523	11,780,078
Basic and Diluted Net Loss Per Share (in Dollars per share)	$ 2	$ 1.62	$ (6.57)	$ (6.59)